CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥) [1]	Accumulated other comprehensive loss USD ($)	[1]	Quhuo Limited shareholders' (deficit)/equity CNY (¥)	Quhuo Limited shareholders' (deficit)/equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2019	¥ 17		¥ 434,151		¥ (1,212,257)		¥ (1,231)			¥ (779,320)		¥ 2,871		¥ (776,449)
Beginning balance, shares at Dec. 31, 2019 | shares	14,972,760	14,972,760
Net loss					3,430					3,430		(9,034)		(5,604)
Non-controlling interest recognized from business combination												52,705		52,705
Share-based compensation			82,667							82,667				82,667
Other comprehensive loss							(13,612)			(13,612)				(13,612)
Issuance of ordinary shares in connection with initial public offering, net of offering cost	¥ 2		232,121							232,123				232,123
Issuance of ordinary shares in connection with initial public offering, net of offering cost, shares | shares	3,788,100	3,788,100
Conversion of redeemable convertible preferred shares	¥ 17		1,030,984							1,031,001				1,031,001
Conversion of redeemable convertible preferred shares, shares | shares	24,131,100	24,131,100
Ending balance at Dec. 31, 2020	¥ 36		1,779,923		(1,208,827)		(14,843)			556,289		46,542		602,831
Ending balance, shares at Dec. 31, 2020 | shares	42,891,960	42,891,960
Net loss					(157,907)					(157,907)		(33,323)		(191,230)
Share-based compensation			68,932							68,932				68,932
Other comprehensive loss							(3,416)			(3,416)				(3,416)
Issuance of ordinary shares in connection with initial public offering, net of offering cost	¥ 1		1,902							1,903				1,903
Issuance of ordinary shares in connection with initial public offering, net of offering cost, shares | shares	281,703	281,703
Acquisition of non-controlling interests												(725)		(725)
Exercise of employee share options			5,140							5,140				5,140
Exercise of employee share options, shares | shares	3,500,612	3,500,612
Ending balance at Dec. 31, 2021	¥ 37		1,855,897		(1,366,734)		(18,259)			470,941		12,494		483,435
Ending balance, shares at Dec. 31, 2021 | shares	46,674,275	46,674,275
Net loss					(13,130)					(13,130)		(3,284)		(16,414)	$ (2,380)
Share-based compensation			19,762							19,762				19,762
Other comprehensive loss							13,605			13,605				13,605
Acquisition of non-controlling interests	¥ 6		10,999							11,005		(12,795)		(1,790)
Acquisition of non-controlling interests, shares | shares	9,000,000	9,000,000
Exercise of employee share options			165							165				165
Exercise of employee share options, shares | shares	495,042	495,042
Cancellation of exercised options			(1,186)							(1,186)				(1,186)
Cancellation of exercised options, shares | shares	(1,233,027)	(1,233,027)
Ending balance at Dec. 31, 2022	¥ 43	$ 6	¥ 1,885,637	$ 273,392	¥ (1,379,864)	$ (200,061)	¥ (4,654)	$ (675)		¥ 501,162	$ 72,662	¥ (3,585)	$ (520)	¥ 497,577	$ 72,142
Ending balance, shares at Dec. 31, 2022 | shares	54,936,290	54,936,290

[1]	Accumulative other comprehensive loss includes foreign currency translation adjustment and fair value adjustment of convertible loan for the year ended December 31, 2021 and 2022.